Financial Instruments and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 6,943,473	$ 6,836,331
Principal payments	(336,892)	(984,344)
Proceeds from borrowings	400,988	1,069,088
Transaction costs incurred for borrowings	(39,366)	(51,252)
Series C Conversion to ordinary shares	(1,397,960)
Reclassifications and other	2,220	73,650
Ending balance	5,572,463	6,943,473
Short-term Portion of Bank Loans and Financial Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	253,020	251,561
Principal payments	(269,770)	(288,758)
Reclassifications and other	236,866	290,217
Ending balance	220,116	253,020
Long-term Portion of Bank Loans and Financial Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,757,372	1,711,331
Principal payments	(38,980)
Proceeds from borrowings	400,988	349,088
Transaction costs incurred for borrowings	(39,366)	(41,337)
Reclassifications and other	(256,357)	(261,710)
Ending balance	1,823,657	1,757,372
Secured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,015,657	1,670,392
Principal payments		(675,000)
Reclassifications and other	1,844	20,265
Ending balance	1,017,501	1,015,657
Short-term Portion of Unsecured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Reclassifications and other	249,650
Ending balance	249,650
Long-term Portion of Unsecured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,270,246	1,555,857
Proceeds from borrowings		720,000
Transaction costs incurred for borrowings		(9,915)
Reclassifications and other	(245,245)	4,304
Ending balance	2,025,001	2,270,246
Private Placement Liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,394,552	1,384,780
Series C Conversion to ordinary shares	(1,397,960)
Reclassifications and other	3,408	9,772
Ending balance		1,394,552
Short-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	24,670	22,991
Principal payments	(28,142)	(20,586)
Reclassifications and other	32,416	22,265
Ending balance	28,944	24,670
Long-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	227,956	239,419
Reclassifications and other	(20,362)	(11,463)
Ending balance	$ 207,594	$ 227,956